Gryphon Note Receivable (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 29, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stated interest rate		10.00%
Gryphon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross		$ 13,100	$ 10,300	$ 12,500
Stated interest rate		9.50%
Advancements on Loans and Leases Receivable, Gross	$ 2,500